SCHEDULE OF COMPONENTS OF NET DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal NOL Carryforward	$ 1,794,200	$ 2,316,300
UNICAP	193,000	777,800
Lease Liability	176,700
Stock Based compensation	9,200
Investments	57,100
Total assets	2,230,200	3,094,100
Property and equipment	1,705,400	2,922,500
Right of use assets	183,500
Total liabilities	1,888,900	2,922,500
Subtotal deferred tax assets (liabilities)	341,300	171,600
Valuation Allowance	(341,300)
Net deferred tax assets (liabilities)		$ 171,600